UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007


                          USAA FLORIDA TAX-FREE INCOME FUND




[LOGO OF USAA]
    USAA(R)

                        USAA FLORIDA TAX-FREE INCOME Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48468-0208                                      (copyright)2008, USAA. All right
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  P O R T F O L I O
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                            of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from SunTrust Bank.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from either Florida General Obligation or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
ISD     Independent School District
PRE     Prerefunded to a date prior to maturity
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  P O R T F O L I O
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                            of INVESTMENTS (in thousands)


USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (95.9%)

               FLORIDA (79.5%)

$    7,900     Bay County Water Systems (INS) (PRE)        5.70%          9/01/2025        $   8,495
     5,500     Board of Education (NBGA)                   5.75           6/01/2022            5,820
     6,000     Board of Education (NBGA) (PRE)             5.63           6/01/2025            6,406
     2,175     Boca Raton  (PRE)                           5.38           7/01/2019            2,272
     2,290     Boca Raton  (PRE)                           5.38           7/01/2020            2,392
       610     Broward County Educational Facilities
                    Auth. (INS)                            5.75           4/01/2020              630
     2,500     Broward County Educational Facilities
                    Auth. (INS)                            5.75           4/01/2021            2,578
       645     Broward County Educational Facilities
                    Auth. (INS)                            5.75           4/01/2021              665
       995     Broward County Housing Finance Auth.        6.00           5/01/2032            1,009
     5,675     Department of Children and Family
                    Services                               5.00          10/01/2025            5,838
     2,610     Duval County School Board (INS)             5.38           7/01/2019            2,689
     8,000     Escambia County Health Facilities Auth.
                    (PRE)                                  6.00          11/15/2031            8,501
     5,000     Flagler County School Board (INS)           5.00           8/01/2030            5,112
       700     Gulf County School District (INS)           5.75           6/01/2017              707
     4,000     Hialeah Gardens Health Care Facilities
                    Auth. (LOC - SunTrust Bank)            5.00           8/15/2037            3,833
     3,500     Highlands County Health Facilities Auth.    5.00          11/15/2031            3,395
     5,000     Highlands County Health Facilities Auth.    5.25          11/15/2036            4,985
     4,000     Hillsborough County IDA                     5.50          10/01/2023            4,062
       625     Hillsborough County Water Assessment
                    (INS)                                  5.13           3/01/2020              656
     5,750     Jacksonville Economic Dev. Commission
                    Health Care Facilities                 5.00          11/15/2036            5,755
     2,470     Jacksonville Health Facilities Auth.        5.25          11/15/2032            2,503
     4,000     Lake County School Board (INS)              5.00           7/01/2029            4,068
     4,400     Miami-Dade County Aviation (INS)            5.75          10/01/2024            4,674
     3,000     Miami-Dade County Expressway Auth. (INS)
                    (PRE)                                  6.00           7/01/2020            3,231
     5,750     Orange County Health Facilities Auth.       6.75           7/01/2020            6,688
     8,000     Orange County Health Facilities Auth.
                    (PRE)                                  5.75          12/01/2027            8,850
     6,255     Orange County Health Facilities             5.13          11/15/2039            6,078
     3,000     Orange County School Board (INS)            5.00           8/01/2032            3,058
     7,875     Palm Beach County School Board  (PRE)       5.88           8/01/2021            8,481
     3,000     Palm Beach County School Board (INS)        5.00           8/01/2028            3,051
     5,000     Pinellas County Health Facilities Auth.
                    (PRE)                                  5.50          11/15/2027            5,526
     4,000     Polk County Utility Systems (INS)           5.00          10/01/2030            4,109
     4,000     Port St. Lucie Utility System (INS)         4.64 (a)       9/01/2032            1,066
     4,000     Port St. Lucie Utility System (INS)         4.65 (a)       9/01/2033            1,010
     4,000     Seminole Tribe  (b)                         5.25          10/01/2027            3,695
     5,000     South Miami Health Facilities Auth.         4.63           8/15/2029            4,770
     2,000     St. Johns County IDA (INS) (b)              5.50           3/01/2017            2,028
     3,400     Sumter County (INS)                         5.00           6/01/2036            3,499
     2,200     Tampa Housing Auth.                         4.85           7/01/2036            2,195
     2,250     Univ. of Tampa (INS)                        5.50           4/01/2022            2,292
     1,500     Univ. of Tampa (INS)                        5.50           4/01/2026            1,521
     1,790     West Orange Healthcare District             5.50           2/01/2009            1,823
     1,000     West Orange Healthcare District             5.65           2/01/2022            1,030

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                            of INVESTMENTS (in thousands)
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    1,165     West Palm Beach Community Redevelopment
                    Agency                                 5.00%          3/01/2029        $   1,097
                                                                                          ----------
                                                                                             162,143
                                                                                          ----------
               ARKANSAS (0.9%)

     1,000     Dev. Finance Auth. (INS)                    4.97 (a)       7/01/2028              366
     1,165     Dev. Finance Auth. (INS)                    4.98 (a)       7/01/2029              405
     1,150     Dev. Finance Auth. (INS)                    4.99 (a)       7/01/2030              380
     2,500     Dev. Finance Auth. (INS)                    5.03 (a)       7/01/2036              605
                                                                                          ----------
                                                                                               1,756
                                                                                          ----------
               CONNECTICUT (2.3%)

     5,000     Mashantucket Western Pequot Tribe  (b)      5.75           9/01/2034            4,777
                                                                                          ----------
               DISTRICT OF COLUMBIA (1.1%)

     2,870     Community Academy Public Charter School,
                    Inc. (INS)                             4.88           5/01/2037            2,302
                                                                                          ----------
               GEORGIA (0.4%)

     1,000     Fayette County School District, 4.95%,
                    9/01/2010 (INS)                        4.95 (c)       3/01/2025              904
                                                                                          ----------
               ILLINOIS (0.9%)

     2,000     Village of Montgomery Kane and Kendall
                    Counties (INS)                        4.70            3/01/2030            1,816
                                                                                          ----------
               MASSACHUSETTS (0.9%)

     2,000     Dev. Finance Agency (INS)                   5.00           3/01/2036            1,758
                                                                                          ----------
               MICHIGAN (1.5%)

    10,000     Building Auth. (INS)                       5.01 (a)      10/15/2030            3,042
                                                                                          ----------
               MISSISSIPPI (1.4%)

     3,000     Hospital Equipment and Facilities Auth.     5.25          12/01/2026            2,963
                                                                                          ----------
               NORTH DAKOTA (1.7%)

     1,685     Williams County                             5.00          11/01/2026            1,603
     1,950     Williams County                             5.00          11/01/2031            1,791
                                                                                          ----------
                                                                                               3,394
                                                                                          ----------
               SOUTH CAROLINA (2.4%)

     4,750     Jobs EDA                                    5.63          11/15/2030            4,832
                                                                                          ----------
               TENNESSEE (0.8%)

     4,155     Knox County Health, Educational and
                    Housing Facilities Board               5.02 (a)       1/01/2036              905

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                            of INVESTMENTS (in thousands)
                            (continued)

USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                            COUPON               FINAL          MARKET
       AMOUNT  SECURITY                                    RATE            MATURITY           VALUE
 ---------------------------------------------------------------------------------------------------
$    4,000     Knox County Health, Educational and
                    Housing Facilities Board               5.03% (a)      1/01/2037        $     822
                                                                                          ----------
                                                                                               1,727
                                                                                          ----------
               TEXAS (2.1%)

     6,000     Denton ISD (NBGA)                           5.08 (a)       8/15/2025            2,462
     2,000     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.13           5/15/2037            1,876
                                                                                          ----------
                                                                                               4,338
                                                                                          ----------
               Total Fixed-Rate Instruments (cost: $192,514)                                 195,752
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (3.6%)

               FLORIDA (3.6%)

     7,300     Broward County Health Facilities Auth.
                    (INS)(LIQ) (cost:  $7,300)             5.00           9/01/2032            7,300
                                                                                          ----------


               TOTAL INVESTMENTS (COST: $199,814)                                       $    203,052
                                                                                          ==========

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                            to Portfolio of INVESTMENTS


USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include
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                            to Portfolio of INVESTMENTS
                            (continued)


USAA FLORIDA TAX-FREE INCOME FUND
DECEMBER 31, 2007 (UNAUDITED)


fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $6,940,000 and $3,702,000, respectively, resulting in net unrealized appreciation of $3,238,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $203,977,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.